Trade and other current receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Summary of Trade and Other Current Receivables

	€ million	€ million
Trade and other current receivables	2023	2022
Due within one year
Trade receivables	4,023	4,544
Prepayments and accrued income	516	969
Other receivables	1,236	1,543
	5,775	7,056

Summary of Ageing of Trade Receivables

	€ million	€ million
Ageing of trade receivables	2023	2022
Not overdue	3,522	3,919
Past due less than three months	401	498
Past due more than three months but less than six months	67	96
Past due more than six months but less than one year	90	69
Past due more than one year	141	150
Total trade receivables	4,221	4,732
Impairment provision for trade receivables	(198)	(188)
	4,023	4,544

Summary of Impairment Provision for Trade and Other Receivables

	€ million	€ million
Impairment provision for total trade and other receivables	2023	2022
1 January	278	286
Charge to income statement	34	27
Reduction/releases	(82)	(44)
Reclassifications	(3)	4
Currency translations	(5)	5
31 December	222	278